Consolidated income statement (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Interest recognised on financial assets measured at amortised cost		$ 93,388	$ 88,657	$ 45,994
Interest recognised on financial assets measured at fair value through other comprehensive income		15,273	12,134	6,293
Loss from early redemption of legacy securities		237
Interest expense for financial liabilities not at fair value through profit or loss		72,594	62,095	20,798
Gain or Loss on disposal of operations	[1]	1,752	61	2,678
Other reserves reclassified to income statement		(347)
Gain (loss) net monetary positions, hyperinflation effect		1,187	1,667	678
Depreciation of right-of-use assets		711	663	$ 717
Banking business in Canada
Earnings per share [line items]
Gain or Loss on disposal of operations		(4,800)
Gain (loss) recognised discontinued operation, excluding hedging gain		(4,600)
– foreign exchange reclassified to income statement on disposal of a foreign operation		600
Other reserves reclassified to income statement		400
Banking business in Canada | Hedges of net investment in foreign operations
Earnings per share [line items]
Gain or Loss on disposal of operations		(255)	315
Banking business in Canada | Hedges of interest rates
Earnings per share [line items]
Gain or Loss on disposal of operations		(114)	$ 0
Argentina business
Earnings per share [line items]
Gain or Loss on disposal of operations		1,000
Gain (loss) recognised discontinued operation, excluding hedging gain		1,000
Foreign exchange and other reserves reclassified		$ 5,200

[1]	This line item has been updated to include amounts from Other operating income relating to all sales of business operations; in the 2023 Annual Report and Accounts, this line item only reflected the disposal of our France retail banking business. The amount in 2024 includes a $1.0bn loss on disposal and a $5.2bn loss on the recycling in foreign currency translation reserve losses and other reserves arising on sale of our business in Argentina. This was partly offset by a gain of $4.6bn, inclusive of the recycling of $0.6bn in foreign currency translation reserve losses and $0.4bn of other reserves losses but excluding the $255m gain on the foreign exchange hedging
(see footnote 4 above) on the sale of our banking business in Canada. The amount in 2023 primarily reflected losses due to restrictions impacting the recoverability of assets in Russia, partly offset by a gain on sale of our retail banking operations in France. The amount in 2022 included losses from classifying businesses as held for sale as part of a broader restructuring of our European business.